Cover Page Cover Page	Sep. 10, 2019
Cover page.
Entity Incorporation, State or Country Code	CO
Document Type	8-K
Document Period End Date	Sep. 10, 2019
Entity Registrant Name	HUGHES SATELLITE SYSTEMS CORPORATION
Entity File Number	333-179121
Entity Tax Identification Number	45-0897865
Entity Address, Address Line One	100 INVERNESS TERRACE E.,
Entity Address, City or Town	ENGLEWOOD,
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	303
Local Phone Number	706-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001533758
Amendment Flag	false